Revenue	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Revenue
(7) Revenue

On January 1, 2018, the Company adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 606, “Revenue from Contracts with Customers” (“ASC 606”) using the modified retrospective method applied to contracts which were not completed as of January 1, 2018. The standard was applied prospectively and the comparative information for 2017 has not been restated and continues to be reported under the accounting standards in effect for the prior period. The Company did not identify any material differences in its existing revenue recognition methods that required modification under the new standard and, as such, a cumulative effect adjustment of applying the standard using the modified retrospective method was not recorded.

The following tables present the Company’s revenue disaggregated by major product. The following tables include a reconciliation of the disaggregated revenue by product and other revenue components for the Company’s reportable segments.

	Year Ended December 31, 2018
(in millions)	Petroleum	Nitrogen Fertilizer	Other / Eliminations	Consolidated
Gasoline	$3,383	$—	$—	$3,383
Distillates (a)	3,067	—	—	3,067
Ammonia	—	66	—	66
UAN	—	222	—	222
Other urea products	—	21	—	21
Freight revenue	23	34	—	57
Other (b)	206	8	(7)	207
Revenue from product sales	6,679	351	(7)	7,023

Crude oil sales	96	—	—	96
Other revenue (b)	5	—	—	5
Total revenue	$6,780	$351	$(7)	$7,124

(a)	Distillates consist primarily of diesel fuel, kerosene and jet fuel.

(b)	Other revenue consists primarily of feedstock and asphalt sales and Cushing, OK storage tank lease revenue. See Note 2 (“Summary of Significant Accounting Policies”) for further discussion.

Petroleum Segment

The Petroleum Segment’s revenue from product sales is recorded upon delivery of the products to customers, which is the point at which title is transferred and the customer has assumed the risk of loss. This generally takes place as product passes into the pipeline, as a product transfer order occurs within a pipeline system, or as product enters equipment or locations supplied or designated by the customer. The sales tax practical expedient is being applied, whereby qualifying excise and other taxes collected from customers and remitted to governmental authorities are not included in reported Petroleum Segment revenues.

Many of the Petroleum Segment’s contracts have index-based pricing which is considered variable consideration that should be estimated in determining the transaction price. The Petroleum Segment does not estimate the variable consideration because the uncertainty related to the consideration is resolved on the pricing date or the date when the product is delivered.

The Petroleum Segment may incur broker commissions or transportation costs prior to product transfer on some of its sales. The Petroleum Segment has elected to apply the practical expedient allowing it to expense the broker costs since the contract durations are less than a year in length. Transportation costs are accounted for as fulfillment costs and are expensed as incurred since they do not meet the requirement for capitalization.

The Petroleum Segment’s contracts with its customers state the terms of the sale, including the description, quantity, and price of each product sold. Depending on the product sold, payment from customers is generally due in full within 2 to 30 days of product delivery or invoice date. The Petroleum Segment’s contracts with customers commonly include a provision which states that the petroleum segment will accept customer returns of off-spec product, refund the customer (or provide on-spec product), and pay for damages to any customer equipment which resulted from the off-spec product. Typically, if the customer is not satisfied with the product, the price is adjusted downward instead of the product being returned or exchanged. Product returns or refunds are rare and will be accounted for as they occur. The Petroleum Segment generally provides no warranty other than the implicit promise that goods delivered are free of liens and encumbrances and meet the agreed upon specification.

Freight revenue recognized by the petroleum segment is primarily tariff and line loss charges that are re-billed to customers for expenses reflected in cost of materials and other for the transportation and distribution of products to the customer.

Nitrogen Fertilizer Segment

The Nitrogen Fertilizer Segment sells its products on a wholesale basis under a contract or by purchase order. Contracts with customers, including purchase orders, generally contain fixed pricing and have terms of less than one year. The Nitrogen Fertilizer Segment recognizes revenue at the point in time at which the customer obtains control of the product, which is generally upon delivery and acceptance by the customer. The customer acceptance point is stated in the contract and may be at one of the Nitrogen Fertilizer Segment’s manufacturing facilities or off-site loading facilities or at the customer’s designated facility. Freight revenue recognized by the Nitrogen Fertilizer Segment represents the pass-through finished goods delivery costs incurred prior to customer acceptance and is reimbursed by customers. An offsetting expense for freight is included in cost of materials and other. Qualifying taxes collected from customers and remitted to governmental authorities are not included in reported Nitrogen Fertilizer Segment revenues.

Depending on the product sold and the type of contract, payments from customers are generally either due prior to delivery or within 15 to 30 days of product delivery.

The Nitrogen Fertilizer Segment generally provides no warranty other than the implicit promise that goods delivered are free of liens and encumbrances and meet the agreed upon specifications. Product returns are rare, and as such, no specific warranty reserve is recorded and activities related to such warranty, if any, are not considered to be a separate performance obligation.

The Nitrogen Fertilizer Segment has an immaterial amount of variable consideration for contracts with an original duration of less than a year. An insignificant portion of the Nitrogen Fertilizer Segment’s revenue includes contracts extending beyond one year, some of which contain variable pricing in which the majority of the variability is attributed to the market-based pricing. The Nitrogen Fertilizer Segment’s contracts do not contain a significant financing component.

The Nitrogen Fertilizer Segment has an immaterial amount of fee-based revenue, included in other revenue in the table above, that is recognized based on the net amount of the proceeds received, consistent with prior accounting practice.

Remaining performance obligations

As of December 31, 2018, the Nitrogen Fertilizer Segment had approximately $11 million of remaining performance obligations for contracts with an original expected duration of more than one year. Approximately 45% of these performance obligations are expected to be recognized as revenue by the end of 2019 with an additional 27% by 2020 and the remaining balance thereafter.

Contract balances

Deferred revenue is a contract liability associated with the Nitrogen Fertilizer Segment that primarily relates to fertilizer sales contracts requiring customer prepayment prior to product delivery to guarantee a price and supply of nitrogen fertilizer. Deferred revenue is recorded at the point in time in which a prepaid contract is legally enforceable and the associated right to consideration is unconditional prior to transferring product to the customer. An associated receivable is recorded for uncollected prepaid contract amounts. Contracts requiring prepayment are generally short-term in nature and, as discussed above, revenue is recognized at the point in time in which the customer obtains control of the product.

A summary of the Nitrogen Fertilizer Segment’s deferred revenue activity during the year ended December 31, 2018 is presented below:

(in millions)	Year Ended December 31, 2018
Balance at January 1, 2018	$34
Add:
New prepay contracts entered into during the period, net of adjustments	92
Less:
Revenue recognized that was included in the contract liability balance at the beginning of the period	34
Revenue recognized related to contracts entered into during the period	23
Balance at December 31, 2018	$69

Major Customers

Petroleum Segment - The Petroleum Segment has one customer who comprised 15%, 19%, and 15% of net sales for the years ended December 31, 2018, 2017, and 2016, respectively.

Nitrogen Fertilizer Segment - The Nitrogen Fertilizer Segment has two customers who comprised 20%, 16%, and 20% of net sales for the years ended December 31, 2018, 2017, and 2016, respectively. One of these customers comprised 14%, 11%, and 10% of net sales for the same periods, respectively.